Lease liabilities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Lease liabilities
Opening balance	$ 2,641,794	$ 2,415,549
Additions	237,469	921,498
Repayment	(650,461)	(726,893)
Interest on lease liability	116,170	139,132
Lease termination	(1,160,649)	(151,800)
Deconsolidation on sale of subsidiary	(937,427)
Currency translation	12,896	44,308
Closing balance	259,792	2,641,794
Current	122,077	647,638
Non-current	$ 137,715	$ 1,994,156